Document and Entity Information	Aug. 24, 2020
Cover [Abstract]
Entity Registrant Name	ASBURY AUTOMOTIVE GROUP INC
Amendment Flag	true
Entity Central Index Key	0001144980
Document Type	8-K/A
Document Period End Date	Aug. 24, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-31262
Entity Tax Identification Number	01-0609375
Entity Address, Address Line One	2905 Premiere Parkway NW
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Duluth
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30097
City Area Code	770
Local Phone Number	418-8200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, Par Value $0.01
Trading Symbol	ABG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On August 24, 2020, Asbury Automotive Group, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Report”) with the Securities and Exchange Commission (the “SEC”) to report the completion of the acquisition by Asbury Automotive Group, LLC, a wholly owned subsidiary of the Company, of all of the assets of, and leases of the real property related to, 12 new vehicle dealership franchises (3 Mercedes-Benz, 3 Sprinter, 2 Lexus, 1 Jaguar, 1 Land Rover, 1 Porsche, and 1 Volvo), 2 collision centers and an auto auction comprising the Park Place Dealership group (collectively, the “Acquisition”) in accordance with the terms of the Asset Purchase Agreement (the “Asset Purchase Agreement”) entered into with certain members of the Park Place Dealership group, Park Place Mid-Cities, Ltd., a Texas limited partnership, and the identified principal. In order to comply with the financial statement requirements related to registration statements under the Securities Act of 1933, the Company hereby amends Item 9.01 of our Initial Report for the purpose of filing the financial statements of Park Place and the related pro forma financial information in accordance with Article 11 of Regulation S-X, which were not previously filed with the Initial Form 8-K and are permitted to be filed by amendment no later than 71 calendar days after the date the Initial Form 8-K was required to be filed with the SEC.